PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property Plant and Equipment
Less: accumulated depreciation	$ (91)	$ (47)
Total	541	94
Depreciation expenses	64	30	$ 17
Laboratory equipment
Property Plant and Equipment
Property and equipment	368	$ 141
Transportation equipment
Property Plant and Equipment
Property and equipment	54
Office equipment
Property Plant and Equipment
Property and equipment	23
Leasehold improvements
Property Plant and Equipment
Property and equipment	$ 187